Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 14, 2013
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar. 14, 2013
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
PFI Prospectus - Class A, B, C, P
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2013
to the Class A, Class B, Class C, and Class P Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2013

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PFI Prospectus - Class A, B, C, P | High Yield Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Fund I
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Under the Performance heading, delete the first paragraph and substitute:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

PFI Prospectus - Class A, B, C, P | High Yield Fund I [Member] | High Yield I Fund, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYHAX
PFI Prospectus - Class A, B, C, P | LargeCap Growth Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LargeCap Growth Fund I
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Under the Performance heading, delete the first paragraph and substitute:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

PFI Prospectus - Class A, B, C, P | LargeCap Growth Fund I [Member] | LargeCap Growth I Fund, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGAX